INCOME TAXES	12 Months Ended
Dec. 31, 2019
INCOME TAXES
NOTE 12 - INCOME TAXES

The components of income tax expense for the years ended December 31, 2019 and 2018 consist of the following:

	2019		2018
Federal tax statutory rate	21.0%		21.0%
Permanent differences	(11.6%	)	(13.2%	)
Valuation allowance	(9.4%	)	(7.8%	)
Effective rate	0%		0%

Significant components of the Company’s estimated deferred tax assets and liabilities as of December 31, 2019 and 2018 are as follows:

	2019	2018
Deferred tax assets:
Net operating loss carryforwards	$1,238,000	$1,003,000
Temporary differences	1,334,000	1,113,000

Total deferred tax asset	2,572,000	2,116,000

Valuation allowance	(2,572,000)	(2,116,000)

The Company has net operating losses (“NOLs”) as of December 31, 2019 of approximately $6,000,000 for federal tax purposes, which will expire in varying amounts through 2039. The Company may be able to utilize its NOLs to reduce future federal and state income tax liabilities. However, these NOLs are subject to various limitations under Internal Revenue Code ("IRC") Section 382. IRC Section 382 limits the use of NOLs to the extent there has been an ownership change of more than 50 percentage points. In addition, the NOL carry-forwards are subject to examination by the taxing authority and could be adjusted or disallowed due to such exams. Although the Company has not undergone an IRC Section 382 analysis, it is possible that the utilization of the NOLs could be substantially limited. The Company has no tax provision for the years ended December 31, 2019 or 2018 due to the net losses and full valuation allowances against net deferred tax assets.

The Tax Cuts and Jobs Act (the Act) was enacted on December 22, 2017. The Act reduces the US federal corporate tax rate from 35% to 21% and will require the Company to re-measure certain deferred tax assets and liabilities based on the rates at which they are anticipated to reverse in the future, which is generally 21%. The Company adopted the new rate as it relates to the calculations of deferred tax amounts as of December 31, 2017.